LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Schedule of Basic and Diluted Loss Per Share

Basic and diluted loss per share for the years ended December 31, 2015, 2016 and 2017 are calculated as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Loss for the year:
From continuing operations	(5,273)	(4,445)	(6,179)	(949)
From discontinued operations	(36,176)	(18,591)	(23,817)	(3,660)

Weighted average number of common shares:
Basic and diluted	24,910,916	24,910,916	24,910,916	24,910,916

Loss per share
Basic and diluted:
From continuing operations	(0.21)	(0.18)	(0.25)	(0.04)
From discontinued operations	(1.45)	(0.74)	(0.95)	(0.15)
	(1.66)	(0.92)	(1.20)	(0.19)